Earnings Per Share (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share (Textual) [Abstract]
Options excluded	1.9	2.3	1.0